LOAN PAYABLE	6 Months Ended
Aug. 31, 2023
Debt Disclosure [Abstract]
LOAN PAYABLE

NOTE 4 – LOAN PAYABLE

As of August 31, 2023 and February 28, 2023, the Company has a loan payable to a third party of $111,395 and $111,395, respectively. The loan is non-interest bearing and due on demand.